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June 29, 2017	Renee M. Hardt
Shareholder
+1 312 609 7616
rhardt@vedderprice.com

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Nuveen Investment Trust (the “Registrant”)

File Nos. 333-03715 and 811-07619

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Core Dividend Fund into Nuveen Large Cap Value Fund, each a series of the Registrant.

For the information of the staff, a similar Form N-14 (File No. 333-218044) was recently filed on May 16, 2017 in connection with the reorganization of Nuveen Large Cap Growth Opportunities, a series of Nuveen Investment Funds, Inc., into Nuveen Large Cap Growth Fund, a series of the Registrant (“Large Cap Growth N-14”). To the extent applicable, comments from the staff on the Large Cap Growth N-14 have been incorporated into this filing.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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